Earnings (Loss) Per Share - Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income from continuing operations					$ 4,244	$ 16,525	$ 64,451
Less: Convertible preferred share dividends	$ (759)	$ (524)	$ (2,202)	$ (1,072)	(1,597)	0	0
Less: Contingent consideration fair value adjustment	(4,247)	0	(23,082)	0	(46,291)	0	0
Net (loss) income from continuing operations available to common stockholders					(43,644)	16,525	64,451
Net income from discontinued operations available to common stockholders					0	0	1,087
Net income (loss) available to common stockholders	$ 7,603	$ 5,212	$ (29,356)	$ (7,813)	$ (43,644)	$ 16,525	$ 65,538
Denominator:
Weighted average common shares outstanding - basic and diluted (in shares)					21,665,965	21,577,650	21,577,650
Convertible preferred shares (in shares)	11,486,534	3,522,438	8,968,856	2,832,765	3,100,085	0	0
Stock compensation (in shares)	640,247		542,421	0	59,445	0	0
Net (loss) income from continuing operations per common share - basic and diluted (usd per share)					$ (2.01)	$ 0.77	$ 2.99
Net income from discontinued operations per common share - basic and diluted (usd per share)					0.00	0.00	0.05
Net (loss) Income per common share - basic and diluted (usd per share)					$ (2.01)	$ 0.77	$ 3.04
Warrants
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)			8,480,000		8,480,000
Exercise price of warrants (usd per share)	$ 11.50		$ 11.50		$ 11.50
Options
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)			646,000		713,260
RSUs
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)			818,000		187,026